Gator Financial Fund
Investment Objective
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Gator Financial Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the inital purchase of shares in the Fund)	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Gator Financial Fund
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	3.47%
Total Annual Fund Operating Expenses	4.27%
Fee Waiver and/or Expense Reimbursement	(2.78%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.49%	[1]
[1]	The Fund's investment adviser, Gator Capital Management, LLC (the "Adviser"), has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.49%. Any waiver or reduction of fees or expenses by the Adviser under this agreement is subject to repayment by the Fund within thirty six months following the date such waiver or reduction occurred, if the Fund is able to make the payment without exceeding the 1.49% expense limitation or the expense limitation in effect at the time of the waiver, whichever is lower. The contractual agreement cannot be terminated prior to August 1, 2024 without the Trust's Board of Trustees' approval.

Expense Example

The following expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2024. Although your actual costs may be higher or lower, based on the assumptions described above, your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Gator Financial Fund | USD ($)	152	471	813	2,829

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.63% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies “principally engaged” in the business of providing financial services. The Fund considers an issuer to be “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance, and real estate.

As a result of its focus on financial services investments, the Fund will concentrate its investments in the financial industry or group of industries and the real estate industry or group of industries. Investments may include, without limitation, investments in banks and other depository institutions, insurance firms, credit and payment processing companies, investment banks and investment advisory firms, real estate investment trusts (REITs), real estate brokers, developers and lenders, companies with substantial real estate holdings (which may include, without limitation, companies whose businesses focus on lumber, hospitality, entertainment or other areas, but own substantial real estate related to their business focus) and companies in the information technology industries that are primarily engaged in providing products or services to the types of companies listed above. Investments made by the Fund may also include investments in Master Limited Partnerships (MLPs) and general partners of MLPs.

The Fund’s equity investments will be primarily in common stock; however, the Fund may also make other equity investments, such as purchases of preferred stock and securities convertible into common stock. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.

In selecting investments for the Fund, the Adviser primarily uses a value-focused investment philosophy derived from the Adviser’s view that the price of a company’s common stock represents, over time, the value of the company’s underlying business (often referred to as a company’s “intrinsic value”). The Adviser seeks to purchase securities of companies with high-quality underlying businesses with attributes including, but not limited to, one or more of the following factors:

•	strong competitive positioning within its industry or market;
•	business models with demonstrated or potentially high margins;
•	financial history or projections showing potential high returns on equity;
•	strong balance sheets; and
•	management with a history of or prospects for successful running of the business.

Using the foregoing and other factors, the Adviser seeks to determine companies’ intrinsic values, and then purchases securities that the Adviser believes are trading at a discount to their intrinsic values. The Adviser generally seeks to sell securities when the price of the securities significantly exceeds the Adviser’s calculation of intrinsic value of the underlying business. The Adviser may also sell securities when a company’s business story or fundamentals have materially changed, or the Adviser believes a more attractive investment alternative is available.

Principal Risks of Investing in the Fund

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Fund will be successful in meeting its investment objective. You may lose money by investing in the Fund.

The following is a summary description of the principal risks of investing in the Fund.

•	Portfolio Management Risk. The strategies used and securities selected by the Adviser may fail to produce the intended result and the Fund may not achieve its investment objective. The securities selected for the Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Fund. As a result, the Fund may suffer losses or underperform other mutual funds with the same investment objective or strategies, even in a rising market. The Adviser’s ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

•	Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

•	Financial Services and Regulatory Risk. The Fund concentrates its investments in financial services companies, which means the Fund is less diversified than a fund investing in a broader range of securities and subjects the Fund to risks greater than risks applicable to the market generally. Weaknesses or declines in the prospects for any sector, industry or group of industries in which the Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the net asset value (“NAV”) of the Fund. In addition, to the extent the Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the NAV of the Fund.

•	Financial Company Risk. The Fund will be more susceptible to factors adversely affecting issuers that are financial companies than would a fund investing in a more diversified portfolio of securities. In general, financial companies may be more regulated than non-financial companies and, as a result, their businesses and prices of their securities are particularly sensitive to changes in legislation or government regulations. In addition, entities that are financial companies are particularly vulnerable to certain factors affecting financial companies as a whole, such as the availability and cost of capital funds, changes in interest rates and the rate of corporate and consumer debt defaults. Economic downturns, credit losses and price and service competition may also negatively affect issuers that are financial companies. In addition, financial companies are susceptible to evolving technological changes. These changes may occur rapidly or more slowly, but stock prices for companies that are unable to adapt to as quickly, efficiently or effectively as others are likely to be adversely affected.

•	Real Estate and REIT Risk. The Fund will not invest directly in real estate, but may invest directly or indirectly in securities issued by companies that invest in real estate or interests therein, REITs or other companies in the real estate business such as real estate brokers, real estate developers, real estate lenders and companies with substantial real estate holdings, which may include, without limitation, paper, lumber, hospitality, entertainment and other companies whose real estate holdings are important to their businesses. Risks associated with these types of investments include risks related to changes in interest rates; local or state real estate legislation, property tax changes and real estate regulation; declines in the demand for, or value of, residential or commercial real estate; adverse general and local economic conditions; lack of availability of capital; overbuilding in a given market or environmental issues; or factors that raise operating expenses for managing, developing or maintaining real estate or real estate businesses. Companies that have substantial real estate holdings but whose focuses are on other types of businesses are subject to risks related to those businesses, in addition to risks associated with real estate generally. REITs are subject to all of the foregoing risks and, in addition, are subject to risks related to the types and locations of the properties the REITs own, how well the REITs manage their properties, competition faced by the REITs’ properties, market conditions and other factors. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. To the extent that REITs are invested in a limited number of projects or in a particular market segment, they may also be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

•	Company Risk. An equity security may fluctuate in price based upon many different factors, including among others, changes in the issuing company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally. Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

•	Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and industry-specific changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

•	Management Style Risk. The performance of the Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style (generally, value-oriented equity securities of financial services companies) is out-of-favor in the market. Since different market sectors tend to shift into and out of favor with investors depending on the current market, economic and regulatory environment, the performance of the Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style is out-of-favor.

•	MLP Risk. An MLP is a limited partnership in which the ownership units are publicly traded. While MLPs may operate in a number of industries (e.g., natural resources, energy, financial, etc.), the MLPs in which the Fund invests generally operate in the financial or real estate industries and distribute the resulting income to investors. Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited voting rights and fewer corporate protections relative to investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, a decrease or increase in the market price of the MLP’s underlying holdings, regulatory actions that increase costs for the MLP or its underlying holdings, changes in interest rates, higher taxes, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The Fund’s investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP’s operating expenses in addition to paying Fund expenses.

•	MLP Affiliates Risk. “MLP affiliates” are affiliates of master limited partnerships, substantially all of whose assets consist of units or ownership interests of an affiliated MLP (which may include general partner interests, incentive distribution rights, common units and subordinated units). Many MLP affiliates may be treated as C corporations for U.S. federal income tax purposes and therefore have different tax characteristics than a direct investment in an MLP. However, the assets of MLP affiliates generally consist of MLP assets or interests, and the income of MLP affiliates generally consists wholly of distributions from the MLPs they manage. Accordingly, the risks and uncertainties that affect the MLP, its operational results, financial condition, cash flows and distributions also affect the value of securities held by the MLP’s affiliate.

•	Foreign Securities Risk. Investing in foreign securities involves risks not typically associated with investing in U.S. securities, including, but not limited to, fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible expropriation or nationalization of assets; and possible imposition of foreign taxes. Furthermore, the U.S. government has from time-to-time, in the past, imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. The risks of foreign investing may be magnified for investments in developing or emerging markets, which may have less social, political and economic stability; less diverse and mature economic structures; less robust legal, financial accounting and regulatory infrastructure; more governmental limitations on foreign investments than typically found in more developed countries; and greater market volatility than more developed markets.”

Performance

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at http://www.gatorcapital.com/mutual-funds or by calling the Fund at 855-270-2678.

Annual Calendar Year Performance

Quarterly Returns During This Time Period Highest: 9.20% (quarter ended December 31, 2016) Lowest: (23.22)% (quarter ended December 31, 2018) Year to Date: 21.55% (period ended February 28, 2019)
Average Annual Total Returns (For the Periods Ended December 31, 2018)
Average Annual Total Returns - Gator Financial Fund		Past 1 Year	Past 5 Years	Since Inception [1]
Gator Financial Fund		(15.65%)	(3.86%)	1.13%
Gator Financial Fund | After Taxes on Distributions		(15.65%)	(4.01%)	0.90%
Gator Financial Fund | After Taxes on Distributions and Sales		(9.26%)	(2.95%)	0.77%
Russell 3000 Financial Services Index (reflects no deduction for fees, expenses or taxes)	[2]	(8.37%)	8.27%	10.48%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		(11.02%)	4.41%	8.24%
[1]	The Fund commenced operations on April 24, 2013.
[2]	The Russell 3000 Financial Services Index is an index that measures the performance of the largest financial services companies, as determined by market capitalization.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).